Document and Entity Information	Jan. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	Timberland Bancorp Inc
Entity Incorporation, State or Country Code	WA
Entity File Number	0-23333
Entity Tax Identification Number	91-1863696
Entity Address, Address Line One	624 Simpson Avenue
Entity Address, City or Town	Hoquiam
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98550
City Area Code	360
Local Phone Number	533-4747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001046050
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TSBK
Security Exchange Name	NASDAQ